Goodwill - Schedule of Goodwill (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill		€ 49,983	€ 47,243
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	[1]	31,804	31,804
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill		€ 18,179	€ 15,438

[1]	For the purpose of the impairment test at December 31, 2022, the goodwill currently allocated to CGU Biopharmaceutical and Diagnostic Solutions amounting to EUR 31,804 thousand was allocated to the CGUs Drug Containment Solutions (DCS) and In-vitro Diagnostic Consumables & Drug Delivery Systems (IVD&DDS) for EUR 4,976 thousand and EUR 26,828 thousand respectively.